Capital Stock - (Shares Reserved for Future Issuance) (Details) - LIONS GATE ENTERTAINMENT CORP [Member] - shares shares in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	43.3	49.5	50.2
Stock Options and SARs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	18.3	20.7	24.8
Restricted Share Units (RSUs) and Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance (in shares)		13.4	14.0
Common shares available for future issuance
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	10.0	15.4	11.4
Restricted Stock and Restricted Share Units - Unvested
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	15.0	13.4